INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax Liability (Asset)
	For the years ended December 31		As at December 31
($ millions)	2025	2024	2025	2024
Derivative financial instruments	(15)	(39)	(33)	(25)
Share-based payments	(2)	3	(38)	(36)
Provisions	(30)	(9)	(136)	(106)
Benefit of loss carryforwards	8	23	(679)	(687)
Other deductible temporary differences	25	66	(91)	(107)
Property, plant and equipment	128	85	3,454	3,326
Employee benefits	(3)	(3)	9	2
Intangible assets	1	9	270	269
Investments in equity accounted investees	49	(635)	200	151
Taxable limited partnership income deferral	(80)	85	1	81
Total net deferred income tax expense (recovery) and liabilities(1)	81	(415)	2,957	2,868
(1)    As at December 31, 2025, there were no deferred income tax liabilities related to acquisitions (2024: $936 million deferred income tax liability).
Reconciliation of Effective Tax Rate

For the years ended December 31
($ millions, except as noted)	2025	2024
Earnings before income tax	2,207	1,720
Canadian statutory tax rate (percent)	23.3	23.8
Income tax at statutory rate	514	409
Tax rate changes and foreign rate differential	29	4
Changes in estimate and other	10	(24)
Permanent items	(10)	(1)
Income in equity accounted investee	(30)	(54)
Acquisition impact	—	(488)
Income tax expense (recovery)	513	(154)
The increase in the effective tax rate from (9.0) percent to 23.2 percent is primarily due to the deferred tax liability derecognition in prior year in connection with Pembina acquiring a controlling ownership interest in Alliance and Aux Sable.
Income Tax Expense

For the years ended December 31
($ millions)	2025	2024
Current tax expense	432	261
Deferred tax expense (recovery)
Origination and reversal of temporary differences	58	(476)
Tax rate changes on deferred tax balances	16	(1)
Decrease in tax loss carry forward	7	62
Total deferred tax expense (recovery)	81	(415)
Total income tax expense (recovery)	513	(154)
Deferred Tax Items Recovered Directly in Equity

For the years ended December 31
($ millions)	2025	2024
Preferred share issue costs	(1)	(1)
Other comprehensive (loss) income (Note 22):
Change in fair value of net investment hedges	(7)	5
Remeasurements of defined benefit liability or asset	(10)	(7)
Deferred tax items recovered directly in equity	(18)	(3)
Pembina has temporary differences associated with its investments in subsidiaries. At December 31, 2025, Pembina had not recorded a deferred tax asset or liability for these temporary differences (2024: nil) as Pembina controls the timing of the reversal and it is not probable that the temporary differences will reverse in the foreseeable future.
At December 31, 2025, Pembina had U.S. $1.6 billion (2024: U.S. $1.7 billion) of U.S. tax losses that do not expire and $34 million (2024: $32 million) of Canadian tax losses that will expire after 2034. Pembina has determined that it is probable that future taxable profits will be sufficient to utilize these losses. The gross amount of deductible temporary differences for which no deferred tax asset is recognized as at December 31, 2025 is $57 million (2024: $57 million).